Debt (Preceding Credit Facility and 8 7/8 Senior Notes) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Jul. 31, 2011	Dec. 31, 2011 8.875% Senior Notes
Debt Instrument
Amount of debt retired	$ 44	$ 133
8 7/8% callable amounts - July 2011		103.333%
8 7/8% callable amounts - August 2011	102.958%
Expenses related with debt extinguishment			$ 12